Income Taxes - Schedule Of Components Of Income Tax Expense Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax	¥ 19,420	$ 2,735	¥ 6,742	¥ 9,373
Deferred tax	0	0	0	0
Income tax expenses	¥ 19,420	$ 2,735	¥ 6,742	¥ 9,373